Debt - Schedule of Maturities of Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total notes payable	$ 377,647
Convertible Debt
Debt Instrument [Line Items]
2024			$ 0
2025			0
2026			120,000
2027			265,000
2028			0
Thereafter			0
Total notes payable		$ 389,192	$ 385,000